Note 6 - Employee Benefit Plans (Details) - Components of Pension and Other Retirement Benefit Costs (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Pension Plan [Member]
Note 6 - Employee Benefit Plans (Details) - Components of Pension and Other Retirement Benefit Costs [Line Items]
Service cost	$ 29		$ 28		$ 14
Interest cost	43		44		29
Expected return on plan assets	(62)		(64)		(33)
Net amortization of prior service credit	(2)		(2)		(2)
Recognized actuarial loss	35		34		14
Net periodic benefit cost	43		40		22
Discount rate (1)	5.00%		4.20%
Pension band increase (2)	2.00%	[1],[2]	2.00%	[1],[2]	2.00%	[1],[2]
Other Postretirement Benefit Plan [Member]
Note 6 - Employee Benefit Plans (Details) - Components of Pension and Other Retirement Benefit Costs [Line Items]
Service cost	3		4		1
Interest cost	14		16		6
Expected return on plan assets	(6)		(5)		(5)
Net amortization of prior service credit	(5)		(3)		(4)
Recognized actuarial loss	8		9		2
Net periodic benefit cost	$ 14		$ 21
Discount rate (1)	4.70%		4.00%
Pension band increase (2)		[1],[2]		[1],[2]		[1],[2]
Weighted Average [Member] | Pension Plan [Member]
Note 6 - Employee Benefit Plans (Details) - Components of Pension and Other Retirement Benefit Costs [Line Items]
Discount rate (1)	4.20%	[1]	4.60%	[1]	5.40%	[1]
Expected return on plan assets (1)	7.80%	[1]	8.40%	[1]	8.50%	[1]
Rate of compensation increase (1)	3.70%	[1]	3.70%	[1]	3.70%	[1]
Weighted Average [Member] | Other Postretirement Benefit Plan [Member]
Note 6 - Employee Benefit Plans (Details) - Components of Pension and Other Retirement Benefit Costs [Line Items]
Discount rate (1)	4.00%	[1]	4.50%	[1]	5.20%	[1]
Expected return on plan assets (1)	7.80%	[1]	8.50%	[1]	8.20%	[1]
Rate of compensation increase (1)	3.80%	[1]	3.80%	[1]	3.70%	[1]

[1]	Rates are presented on a weighted average basis.
[2]	Only applicable to the Nicor Gas union employees.